MINERAL PROPERTIES AND EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Aug. 31, 2022
Disclosure of exploration and evaluation assets [Abstract]
Disclosure of detailed information about exploration and evaluation assets [Table Text Block]

Balance, August 31, 2020	$34,939
Additions	3,745
Recoveries from 100% Implats funded implementation budget	(229)
Foreign currency translation adjustment	5,498
Balance August 31, 2021	$43,953
Additions	2,968
Write-off costs associated with prospecting right closures	(223)
Foreign currency translation adjustment	(6,325)
Balance August 31, 2022	40,373